Impairment of long-term assets - Investments in joint ventures (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impairment of long-term assets
Investment in associates and joint ventures	$ 15	$ (8)
Equion Energa Limited
Impairment of long-term assets
Investment in associates and joint ventures	$ 15	$ (8)